Note 6 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2018	4,597,226	$5.12	7.4	$404
Granted	1,182,500	$2.66
Exercised	-
Forfeited (1)	(2,606,289)	$2.79
Expired (1)	(2,400,590)	$6.51
Outstanding at September 30, 2019	772,847	$4.89	7.3	$-
Exercisable at September 30, 2019	476,390	$6.13	6.4	$-
Vested or expected to vest at September 30, 2019 (2)	772,847	$4.89	7.3	$-

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2017	2,681,072	$7.18	6.8	$121
Granted	2,041,600	$2.61
Exercised	-
Forfeited	(83,433)	$5.82
Expired	(42,013)	$13.30
Outstanding at December 31, 2018	4,597,226	$5.12	7.4	$404
Exercisable at December 31, 2018	2,067,356	$7.57	5.7	$241
Vested or expected to vest at December 31, 2018 (1)	4,597,226	$5.12	7.4	$404

Common Stock Reserved for Future Issuance [Table Text Block]
	September 30,	December 31,
	2019	2018

Conversion of Series A Preferred Stock	21,771,032	22,112,775
Stock-based compensation awards	6,818,214	5,163,957
Employee Stock Purchase Plan	118,120	118,120
Total	28,707,366	27,394,852

	December 31,	December 31,
	2018	2017

Conversion of Series A Preferred Stock	22,112,775	22,112,775
Stock-based compensation awards	5,163,957	3,572,457
Employee Stock Purchase Plan	118,120	192,463
Total	27,394,852	25,877,695